Fair values of financial instruments carried at fair value - Sensitivity of Level 3 fair values to reasonably possible alternative assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 697	$ 514
Un- favourable changes reflected in profit or loss	(603)	(357)
Favourable changes recognized in OCI	23	128
Un- favourable changes recognized in OCI	(22)	(149)
Derivatives, trading assets | Derivatives, trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	269	372
Un- favourable changes reflected in profit or loss	(257)	(253)
Favourable changes recognized in OCI	0	0
Un- favourable changes recognized in OCI	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	394	89
Un- favourable changes reflected in profit or loss	(310)	(74)
Favourable changes recognized in OCI	0	0
Un- favourable changes recognized in OCI	0	0
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	34	53
Un- favourable changes reflected in profit or loss	(36)	(30)
Favourable changes recognized in OCI	23	128
Un- favourable changes recognized in OCI	$ (22)	$ (149)